SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Nov. 30, 2011 lawsuit	Mar. 31, 2012 person
Contingencies
Number of putative class actions against entity (in lawsuits)	2
Number of current senior executive officers and directors who resigned in response to lawsuits		2
Damages sought by plaintiffs (in dollars)		$ 250